Segment Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Information [Abstract]
Total capital expenditures		$ 0.3	$ 0.3
Number of operating segments	5